Comprehensive Income	6 Months Ended
Jun. 30, 2011
Comprehensive Income
(12)	Comprehensive Income

The following table provides a reconciliation of the Company’s net income to total comprehensive income attributable to Textainer Group Holdings Limited common shareholders:

	Three months ended		Six months ended
	June 30,		June 30,
	2011	2010	2011	2010
Net income	$61,211	$28,383	$104,024	$55,456
Other comprehensive income (loss):
Foreign currency translation adjustments	38	(16)	120	(62)

Total comprehensive income	61,249	28,367	104,144	55,394
Less: comprehensive income attributable to noncontrolling interest	(9,514)	(3,306)	(15,137)	(6,140)

Total comprehensive income attributable to Textainer
Group Holdings Limited common shareholders	$51,735	$25,061	$89,007	$49,254